Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 17,261	$ 20,024
Short-term deposits	124,759	128,363
Trade accounts receivables	14,642	11,514
Prepaid expenses and other current assets	4,196	4,793
Inventories	13,836	23,816
TOTAL CURRENT ASSETS	174,694	188,510
LONG-TERM ASSETS:
Property and equipment, net	2,954	2,790
Operating lease right-of-use assets	2,202	3,824
Other assets	708	535
TOTAL LONG-TERM ASSETS	5,864	7,149
TOTAL ASSETS	180,558	195,659
CURRENT LIABILITIES:
Trade accounts payable	4,950	10,651
Accrued compensation	4,257	6,206
Current maturities of operating leases liabilities	1,766	1,811
Other current liabilities	4,958	6,121
TOTAL CURRENT LIABILITIES	15,931	24,789
LONG-TERM LIABILITIES:
Forfeiture Shares, no par value: 1,006,250 shares authorized, issued and outstanding as of December 31, 2023 and 2022;	38	1,751
Operating leases liabilities	190	1,624
Other long-term liabilities	95	54
TOTAL LONG-TERM LIABILITIES	323	3,429
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	16,254	28,218
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of December 31, 2023 and 2022; 103,154,396 and 98,876,266 shares issued and outstanding as of December 31, 2023 and 2022, respectively (excluding 1,006,250 Ordinary shares subject to forfeiture)	49	49
Additional paid-in capital	341,591	325,067
Accumulated deficit	(177,336)	(157,675)
TOTAL SHAREHOLDERS’ EQUITY	164,304	167,441
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 180,558	$ 195,659